Earnings Per Share (Details) - shares	3 Months Ended		6 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Stock options
Earnings Per Share
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	0	273,837	0	273,837
Treasury stock method
Earnings Per Share
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	360,030	9,828	510,795	9,828
PSU and RSU
Earnings Per Share
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	92,873	95,134	92,873	95,134